FORM 13F


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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: March 31, 2003

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                          [ ] is a restatement.
                          [ ] adds new holdings entries

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-3896

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                                 Managing Member
                                 (415) 421-2132





                               /s/ Mark C. Wehrly
                            ------------------------
                            San Francisco, California
                                  May 14, 2003



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       106

                    Form 13 F Information Table Value Total:

                             $ 2,535,159 (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-6372
Name:  Farallon Partners, L.L.C.



Farallon Capital Management
FORM 13F
                31-Mar-03



Column 1                       Column 2         Column 3  Column 4 Column 5               Column 6   Column 7  Column 8

                                                                                                                  Voting Authority
                                                                                                                --------------------
                                                            Value    Shares/    Sh/  Put/ Invstmt    Other
Name of Issuer                 Title of class   CUSIP     (x$1000)   Prn Amt    Prn  Call Discretion Managers   Sole     Shared None
--------------                 --------------   -----     --------   -------    ---  ---- ---------  --------   ----     ------ ----

Agere Systems Inc              CL B             00845V209    17,530  11,687,177  SH       Other         1      11,687,177
Agere Systems Inc              CL A             00845V100    10,360   6,474,717  SH       Other         1       6,474,717
Agilent Tech Inc               DBCV 3%          00846UAB7     4,591   5,000,000  PRN      Other         1       5,000,000
Allied Waste Industries        COM PAR$.01 NEW  019589308    20,440   2,558,200  SH       Other         1       2,558,200
AMC Entertainment Inc.         COM              001669100     1,127     130,000  SH       Other         1         130,000
American Capital Strategies    COM              024937104     2,578     115,100  SH       Other         1         115,100
AMN Healthcare Services        COM              001744101    12,194   1,110,600  SH       Other         1       1,110,600
Amylin Pharmaceuticals Inc     COM              032346108    61,306   3,784,340  SH       Other         1       3,784,340
Anthem Inc.                    COM              03674B104    32,012     483,200  SH       Other         1         483,200
Arch Capital Group             ORD              G0450A105    26,746     787,824  SH       Other         1         787,824
Argosy Gaming                  COM              040228108    22,733   1,137,800  SH       Other         1       1,137,800
Aspen Technologies             SDCV 5.25% 6/1   045327AB9    23,180  30,500,000  PRN      Other         1      30,500,000
Aspen Technology               COM              045327103       936     390,075  SH       Other         1         390,075
Astoria Financial Corp         COM              046265104     1,684      72,500  SH       Other         1          72,500
Atherogenics Inc.              COM              047439104     8,495     907,608  SH       Other         1         907,608
Avaya Inc.                     NOTE 10/03       053499AA7    15,761  34,450,000  PRN      Other         1      34,450,000
Banco Latinoamericano Exp      COM              P16994132     1,293     246,200  SH       Other         1         246,200
Barra Inc.                     COM              068313105     4,219     142,100  SH       Other         1         142,100
Bay View Capital Corporation   COM              07262L101     1,390     255,000  SH       Other         1         255,000
Beasley Broadcast Group        CL A             074014101     2,574     265,064  SH       Other         1         265,064
Big City Radio                 CL A             089098107       175     319,000  SH       Other         1         319,000
Brookfield Properties Corp.    COM              112900105       561      28,203  SH       Other         1          28,203
Bruker Axs Inc.                COM              11679P101     2,649   1,977,140  SH       Other         1       1,977,140
Bruker Daltonics Inc.          COM              116795105     5,104   1,706,609  SH       Other         1       1,706,609
Capital Pacific Holdings Inc   COM              14040M104     7,868   2,809,851  SH       Other         1       2,809,851
Catalytica Energy Systems      COM              148884109     5,815   2,280,338  SH       Other         1       2,280,338
CEC Entertainment Inc.         COM              125137109     2,163      79,500  SH       Other         1          79,500
Centerpulse Ltd                SPONS ADR        152005104     1,646      77,300  SH       Other         1          77,300
Citigroup Inc                  COM              172967101    10,345     300,277  SH       Other         1         300,277
Citigroup Inc.                 *W EXP 99/99/999 172967127     8,712   9,170,938  SH       Other         1       9,170,938
City Investing Co Liq. Tr      UNIT BEN INT     177900107    23,382  12,241,832  SH       Other         1      12,241,832
Companhia Vale Do Rio Doce     SPONS ADR        204412209    15,890     589,600  SH       Other         1         589,600
Compania Anonima Nat. Tele. de SPONS ADR D      204421101     2,963     330,000  SH       Other         1         330,000
Copper Mountain Networks Inc.  COM NEW          217510205       505      83,460  SH       Other         1          83,460
COR Therapeutics               NOTE 5% 3/0      217753AD4   169,996 154,017,000  PRN      Other         1     154,017,000
COR Therapeutics '06           NOTE 4.5% 6/1    217753AG7    64,893  58,200,000  PRN      Other         1      58,200,000
CSG Systems Intl Inc           COM              126349109    22,760   2,625,094  SH       Other         1       2,625,094
Cypress Semiconductor '05 4%   NOTE 4% 2/0      232806AE9    18,206  20,145,000  PRN      Other         1      20,145,000
D&E Communications             COM              232860106       837      72,071  SH       Other         1          72,071
Darden Restaurants Inc.        COM              237194105    19,010   1,065,000  SH       Other         1       1,065,000
Dreyer's Grand Ice Cream       COM              261878102    46,791     675,000  SH       Other         1         675,000
Elan Corp PLC                  *W EXP 02/14/200 G29539163       206   1,374,400  SH       Other         1       1,374,400
Enterasys Networks Inc         COM              293637104     1,407     760,500  SH       Other         1         760,500
FTD Inc                        CL A             30265Q109     9,605     468,750  SH       Other         1         468,750
G & K Services Inc             CL A             361268105    14,755     614,774  SH       Other         1         614,774
Gartner Group                  COM              366651107    10,939   1,573,900  SH       Other         1       1,573,900
Gartner Group                  CL B             366651206    11,711   1,555,180  SH       Other         1       1,555,180
General Maritime Corp          SHS              Y2692M103     8,999   1,058,723  SH       Other         1       1,058,723
Golf Trust of America          COM              38168B103       278     112,200  SH       Other         1         112,200
Halliburton Co.                COM              406216101     2,902     140,000  SH       Other         1         140,000
Health Net, Inc.               COM              42222G108    52,038   1,943,900  SH       Other         1       1,943,900
Hispanic Broadcasting Corp     CL A             43357B104    32,649   1,580,300  SH       Other         1       1,580,300
I2 Technologies                NOTE 5.25 %      465754AF6    37,800  63,000,000  PRN      Other         1      63,000,000
Impath Inc.                    COM              45255G101     1,240      92,100  SH       Other         1          92,100
Insurance Auto Auctions        COM              457875102    20,100   1,827,300  SH       Other         1       1,827,300
Invitrogen                     NOTE 2.250 %     46185RAD2    11,440  13,000,000  PRN      Other         1      13,000,000
Invitrogen Corp                COM              46185R100    38,205   1,247,300  SH       Other         1       1,247,300
Jo-Ann Stores Inc              CL B NON VTG     47758P208     1,805     100,000  SH       Other         1         100,000
Jones Lang Lasalle Inc         COM              48020Q107     6,168     451,516  SH       Other         1         451,516
Juno Lighting                  COM NEW          482047206     6,005     517,226  SH       Other         1         517,226
Korn Ferry International       COM NEW          500643200    14,001   2,137,500  SH       Other         1       2,137,500
La Quinta Corp                 PAIRED CTF       50419U202     6,386   2,093,700  SH       Other         1       2,093,700
Laboratory Crp of Amer Hldgs   COM NEW          50540R409    30,199   1,018,500  SH       Other         1       1,018,500
Liberty Media                  COM SER A        530718105    20,238   2,080,000  SH       Other         1       2,080,000
Loews Corp                     CAROLNA GP STK   540424207     1,850     100,000  SH       Other         1         100,000
Mahanagar Telephone Nigam Ltd  SPONS ADR 2001   559778402     4,506   1,085,700  SH       Other         1       1,085,700
Millennium Pharmaceuticals     COM              599902103     2,277     289,634  SH       Other         1         289,634
Montpelier Re Holdings         COM              G62185106    53,363   1,892,300  SH       Other         1       1,892,300
Nokia Corp                     SPONS ADR        654902204     5,884     420,000  SH       Other         1         420,000
Northrop Grumman Corp          COM              666807102    13,881     161,781  SH       Other         1         161,781
Ocean Energy Inc del           COM              67481E106    25,060   1,255,300  SH       Other         1       1,255,300
Officemax Inc.                 COM              67622M108    31,669   6,149,300  SH       Other         1       6,149,300
Packaging Dynamics Corp        COM              695160101     2,192     348,000  SH       Other         1         348,000
Panamerican Beverages          CL A             P74823108    47,191   2,176,700  SH       Other         1       2,176,700
Parker Drilling Co.            COM              701081101       529     223,000  SH       Other         1         223,000
PG&E Corporation               COM              69331C108    37,024   2,752,700  SH       Other         1       2,752,700
Pharmacia Corp                 COM              71713U102   681,386  15,736,400  SH       Other         1      15,736,400
Pilgrims Pride Corp            CL A             721467207       188      34,000  SH       Other         1          34,000
Platinum Underwriters Holdings COM              G7127P100    16,604     655,000  SH       Other         1         655,000
Potash Corp of Saskatchewan    COM              73755L107    28,700     464,400  SH       Other         1         464,400
Providian                      NOTE 2/1         74406AAB8    13,367  36,560,000  PRN      Other         1      36,560,000
Quantum Corp                   COM DSSG         747906204     2,003     554,800  SH       Other         1         554,800
Quebecor World Inc.            COM NON-VTG      748203106    10,426     730,200  SH       Other         1         730,200
Quintiles Transactional Corp   COM              748767100    35,267   2,900,209  SH       Other         1       2,900,209
Register Com Inc               COM              75914G101    11,261   2,040,000  SH       Other         1       2,040,000
Renal Treatment CTRS Inc       NOTE 5.625% 7/1  759671AC4     4,918   4,810,000  PRN      Other         1       4,810,000
Sappi Ltd. (ADR)               SPONS ADR NEW    803069202    32,388   2,714,800  SH       Other         1       2,714,800
Scios Inc.                     COM              808905103    27,049     613,919  SH       Other         1         613,919
Sealed Air Corp                COM              81211K100    12,200     304,000  SH       Other         1         304,000
Sealed Air Pfd                 PFD CV A $2      81211K209    68,988   1,500,401  SH       Other         1       1,500,401
Sempra Energy                  COM              816851109     7,238     290,000  SH       Other         1         290,000
Sepracor Inc                   NOTE 5.75% 11/1  817315AQ7    23,249  29,830,000  PRN      Other         1      29,830,000
Sepracor Inc                   SDCV 7.0% 12/1   817315AH7     7,125   7,835,000  PRN      Other         1       7,835,000
Sepracor Inc                   SDCV 5.0% 2/1    817315AL8    38,725  53,003,000  PRN      Other         1      53,003,000
Siebel Systems                 NOTE 5.5% 9/1    826170AC6    21,387  21,468,000  PRN      Other         1      21,468,000
Sirus Satellite Radio          COM              82966U103    19,885  27,239,489  SH       Other         1      27,239,489
Symbol Technologies Inc.       COM              871508107     3,440     399,500  SH       Other         1         399,500
Trammell Crow Co               COM              89288R106     4,454     559,500  SH       Other         1         559,500
Trizec Properties Inc.         COM              89687P107    18,399   2,164,561  SH       Other         1       2,164,561
United Stationers Inc          COM              913004107    68,993   3,231,511  SH       Other         1       3,231,511
Vical Inc                      COM              925602104       378     144,700  SH       Other         1         144,700
Waste Management Inc del       COM              94106L109    19,124     902,934  SH       Other         1         902,934
Waters Corp                    COM              941848103    27,739   1,310,900  SH       Other         1       1,310,900
WebMD Corp                     COM              94769M105    27,667   3,067,300  SH       Other         1       3,067,300
Yankee Candle                  COM              984757104    27,415   1,609,800  SH       Other         1       1,609,800
Zebra Technologies             CL A             989207105     9,274     144,000  SH       Other         1         144,000